Loan Payable (Details)	6 Months Ended
Mar. 31, 2026 USD ($)
Loan Payable [Line Items]
Loan payable	$ 409,956
Repaid outstanding principal balance	350,000
Outstanding balance	$ 59,956
Loan From Third Party [Member]
Loan Payable [Line Items]
Loan bears an annual interest	2.00%
Loan matured date	Nov. 15, 2026